Deferred revenue (Schedule of changes in deferred revenue) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Deferred Revenue [Abstract]
Stream accounting - Deferred revenue, beginning balance	$ 372.2	$ 418.5
Amortization of deferred revenue
Liability drawdown	(65.1)	(74.3)
Variable consideration adjustments - prior periods	(9.9)	3.8
Accretion on streaming arrangements
Current year additions	20.5	24.0
Variable consideration adjustments - prior periods	(0.6)	0.2
Stream accounting - Deferred revenue, ending balance	$ 317.1	$ 372.2